Financial Risk Management Objective and Policies (Details) - Schedule of foreign exchange rate	12 Months Ended
Dec. 31, 2022 LBP (LL)
Schedule Of Foreign Exchange Rate Abstract
Rate	LL 38,000
Average rate	LL 25,681